Finance Leases Receivable - Summary of Maturity Analysis of Finance Leases Receivable (Detail) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	$ 350,360	$ 414,410
Unearned finance income	(80,821)	(119,906)
Total	269,539	294,504	$ 103,358
Present Value Of Minimum Lease Payments To Be Received	269,539	294,504
Present Value Of Unearned Finance Income	0	0
Total	269,539	294,504
Not later than one year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	60,832	73,614
Present Value Of Minimum Lease Payments To Be Received	56,982	60,020
Between One And Five Years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	170,174	196,314
Present Value Of Minimum Lease Payments To Be Received	140,307	149,052
Later than five years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	119,354	144,482
Present Value Of Minimum Lease Payments To Be Received	$ 72,250	$ 85,432